UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

Putnam VT International Equity Fund

The fund's portfolio
3/31/13 (Unaudited)

COMMON STOCKS (98.9%)(a)
	Shares	Value

Australia (2.1%)

Origin Energy, Ltd.	273,730	$3,797,325

Telstra Corp., Ltd.	1,000,632	4,704,123

		8,501,448
Belgium (0.9%)

Solvay SA	28,303	3,833,006

		3,833,006
Canada (2.8%)

Agrium, Inc.	33,720	3,288,185

Intact Financial Corp.	48,976	3,001,187

Suncor Energy, Inc.	168,333	5,044,107

		11,333,479
China (1.2%)

Brilliance China Automotive Holdings, Inc.(NON)	1,970,000	2,323,072

China Communications Construction Co., Ltd.	2,945,000	2,747,212

		5,070,284
Denmark (0.8%)

TDC A/S	441,324	3,390,889

		3,390,889
France (9.8%)

BNP Paribas SA	78,041	4,005,478

European Aeronautic Defence and Space Co. NV	62,490	3,180,083

Pernod-Ricard SA	40,490	5,045,407

Safran SA	95,840	4,274,656

Sanofi	112,285	11,409,538

Valeo SA	120,780	6,535,808

Vivendi	252,985	5,225,918

		39,676,888
Germany (8.7%)

Allianz SE	41,225	5,598,853

Daimler AG (Registered Shares)	71,770	3,904,873

Deutsche Lufthansa AG	46,811	914,172

Deutsche Post AG	295,294	6,803,948

HeidelbergCement AG	28,086	2,018,276

Henkel AG & Co. KGaA (Preference)	40,045	3,854,498

Kabel Deutschland Holding AG	35,384	3,264,797

Merck KGaA	28,517	4,302,469

SAP AG	25,517	2,044,312

ThyssenKrupp AG(NON)	132,637	2,697,381

		35,403,579
Hong Kong (0.7%)

Sun Hung Kai Properties, Ltd.	214,669	2,897,598

		2,897,598
Indonesia (0.8%)

Matahari Department Store Tbk PT(NON)	700,000	792,385

PT Indocement Tunggal Prakarsa Tbk	969,500	2,327,125

		3,119,510
Ireland (1.1%)

Kerry Group PLC Class A	77,467	4,616,013

		4,616,013
Italy (3.8%)

ENI SpA	236,244	5,308,602

Fiat SpA(NON)	514,839	2,738,779

Luxottica Group SpA	87,044	4,363,793

UniCredit SpA(NON)	671,705	2,867,215

		15,278,389
Japan (20.6%)

Astellas Pharma, Inc.	94,500	5,097,378

Bridgestone Corp.	85,000	2,867,486

Japan Airlines Co., Ltd.(NON)	61,100	2,850,335

Japan Tobacco, Inc.	278,300	8,907,200

Mitsubishi Corp.	307,500	5,776,982

Mitsubishi Estate Co., Ltd.	207,000	5,865,652

Nintendo Co., Ltd.	24,800	2,683,747

Nissan Motor Co., Ltd.	666,300	6,456,177

Nitto Denko Corp.	54,200	3,256,999

NSK, Ltd.	425,000	3,239,614

Olympus Corp.(NON)	103,400	2,456,479

ORIX Corp.	675,300	8,625,386

Softbank Corp.	109,100	5,027,335

Sumitomo Mitsui Financial Group, Inc.	100,100	4,107,660

Tokyo Gas Co., Ltd.	1,236,000	6,680,939

Toshiba Corp.	528,000	2,688,335

Toyota Motor Corp.	136,000	6,973,965

		83,561,669
Mexico (0.8%)

Grupo Financiero Banorte SAB de CV	390,500	3,130,273

		3,130,273
Netherlands (2.9%)

Gemalto NV	44,712	3,900,225

ING Groep NV GDR(NON)	623,394	4,424,606

Ziggo NV	101,727	3,577,492

		11,902,323
Russia (2.7%)

Magnit OJSC	19,157	3,695,922

Sberbank of Russia ADR	311,778	3,996,994

Yandex NV Class A(NON)	142,200	3,287,664

		10,980,580
Singapore (1.1%)

Ezion Holdings, Ltd.	2,617,000	4,591,372

		4,591,372
South Korea (2.3%)

Samsung Electronics Co., Ltd.	4,220	5,747,655

SK Hynix, Inc.(NON)	131,770	3,488,470

		9,236,125
Spain (1.4%)

Grifols SA(NON)	25,946	962,014

Grifols SA ADR(NON)	92,371	2,679,683

Jazztel PLC(NON)	276,308	2,103,863

		5,745,560
Switzerland (3.0%)

Cie Financiere Richemont SA	94,794	7,439,327

UBS AG	296,272	4,540,986

		11,980,313
Taiwan (1.6%)

Asustek Computer, Inc.	208,000	2,477,787

Pegatron Corp.(NON)	2,494,000	3,839,911

		6,317,698
Turkey (0.5%)

Turk Hava Yollari(NON)	505,743	2,068,479

		2,068,479
United Kingdom (21.4%)

Associated British Foods PLC	236,864	6,841,755

Barclays PLC	1,757,105	7,773,218

BG Group PLC	298,647	5,123,166

BHP Billiton PLC	218,918	6,369,958

Centrica PLC	990,445	5,533,633

Compass Group PLC	471,414	6,020,416

GlaxoSmithKline PLC	265,692	6,211,011

Kingfisher PLC	691,154	3,022,400

Prudential PLC	519,222	8,402,123

Royal Dutch Shell PLC Class A	295,986	9,574,876

SSE PLC	158,115	3,565,277

Telecity Group PLC	245,131	3,365,214

Thomas Cook Group PLC(NON)(S)	1,310,999	2,239,005

TUI Travel PLC	450,668	2,229,603

WPP PLC	357,763	5,702,394

Xstrata PLC	296,679	4,814,425

		86,788,474
United States (7.9%)

Apple, Inc.	8,398	3,717,207

Covidien PLC	78,400	5,318,656

KKR & Co. LP	197,000	3,806,040

LyondellBasell Industries NV Class A	64,522	4,083,597

Monsanto Co.	37,161	3,925,316

Schlumberger, Ltd.	43,700	3,272,693

Tyco International, Ltd.	139,998	4,479,936

Visa, Inc. Class A(S)	19,000	3,226,959

		31,830,404

Total common stocks (cost $353,352,823)		$401,254,353

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value

U.S. Treasury Notes 0.250%, April 30, 2014(i)	$113,000	$113,201

Total U.S. treasury Obligations (cost $113,201)		$113,201

SHORT-TERM INVESTMENTS (1.7%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.19%(d)	3,410,090	$3,410,090

SSgA Prime Money Market Fund 0.02%(P)	990,000	990,000

U.S. Treasury Bills with an effective yield of 0.14%, March 6, 2014(SEGSF)	$291,000	290,620

U.S. Treasury Bills with effective yields ranging from 0.14% to 0.15%, February 6, 2014	913,000	911,831

U.S. Treasury Bills with effective yields ranging from 0.13% to 0.14%, January 9, 2014(SEGSF)	909,000	908,053

U.S. Treasury Bills with effective yields ranging from 0.15% to 0.16%, October 17, 2013	238,000	237,793

U.S. Treasury Bills with an effective yield of 0.17%, May 30, 2013	20,000	19,994

U.S. Treasury Bills with effective yields ranging from 0.18% to 0.19%, May 2, 2013(SEGSF)	172,000	171,973

Total short-term investments (cost $6,940,354)		$6,940,354

TOTAL INVESTMENTS

Total investments (cost $360,406,378)(b)		$408,307,908

FORWARD CURRENCY CONTRACTS at 3/31/13 (aggregate face value $234,942,001) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/17/13	$73,220	$72,937	$283
	British Pound	Buy	6/19/13	1,988,317	1,962,079	26,238
	Euro	Sell	6/19/13	13,899,752	14,072,927	173,175
	Swedish Krona	Buy	6/19/13	7,097,773	7,150,090	(52,317)
Barclays Bank PLC
	British Pound	Sell	6/19/13	3,637,779	3,594,686	(43,093)
	Canadian Dollar	Sell	4/17/13	1,362,138	1,347,897	(14,241)
	Euro	Sell	6/19/13	1,436,468	1,456,605	20,137
	Japanese Yen	Buy	5/15/13	578,917	589,368	(10,451)
	Norwegian Krone	Buy	6/19/13	1,682,119	1,700,920	(18,801)
	Singapore Dollar	Buy	5/15/13	377,595	386,840	(9,245)
	Swedish Krona	Buy	6/19/13	924,322	932,318	(7,996)
	Swiss Franc	Buy	6/19/13	3,204,262	3,220,801	(16,539)
Citibank, N.A.
	British Pound	Sell	6/19/13	1,921,184	1,898,286	(22,898)
	Canadian Dollar	Sell	4/17/13	1,317,462	1,338,506	21,044
	Danish Krone	Buy	6/19/13	2,013,016	2,043,321	(30,305)
	Euro	Sell	6/19/13	1,584,989	1,698,330	113,341
	Singapore Dollar	Buy	5/15/13	2,473,280	2,477,850	(4,570)
Credit Suisse International
	Australian Dollar	Buy	4/17/13	2,357,612	2,321,203	36,409
	British Pound	Buy	6/19/13	4,274,022	4,223,251	50,771
	Canadian Dollar	Buy	4/17/13	3,207,745	3,260,969	(53,224)
	Euro	Buy	6/19/13	10,447,484	10,593,450	(145,966)
	Japanese Yen	Buy	5/15/13	3,109,661	3,197,667	(88,006)
	Norwegian Krone	Sell	6/19/13	2,294,665	2,319,721	25,056
	Swedish Krona	Sell	6/19/13	1,830,107	1,845,380	15,273
	Swiss Franc	Buy	6/19/13	1,334,512	1,341,481	(6,969)
Deutsche Bank AG
	Australian Dollar	Sell	4/17/13	6,846,207	6,819,009	(27,198)
	Euro	Sell	6/19/13	4,439,969	4,502,521	62,552
	Swedish Krona	Buy	6/19/13	2,014,628	2,031,014	(16,386)
Goldman Sachs International
	Australian Dollar	Sell	4/17/13	3,808,186	3,793,314	(14,872)
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/17/13	4,566,495	4,549,496	16,999
	British Pound	Buy	6/19/13	5,068,985	5,007,335	61,650
	Euro	Sell	6/19/13	4,385,075	4,444,803	59,728
	Norwegian Krone	Buy	6/19/13	3,061,728	3,094,438	(32,710)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/17/13	1,299,141	1,294,130	5,011
	British Pound	Buy	6/19/13	3,716,152	3,672,056	44,096
	Canadian Dollar	Sell	4/17/13	2,165,919	2,200,978	35,059
	Euro	Sell	6/19/13	1,988,354	2,016,235	27,881
	Japanese Yen	Sell	5/15/13	2,056,001	2,060,979	4,978
	Norwegian Krone	Buy	6/19/13	8,263,179	8,353,022	(89,843)
	Swedish Krona	Sell	6/19/13	1,211,875	1,221,838	9,963
	Swiss Franc	Buy	6/19/13	2,461,718	2,474,404	(12,686)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/17/13	1,862,023	1,832,909	29,114
	Australian Dollar	Sell	4/17/13	1,862,023	1,854,930	(7,093)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	4/17/13	48,317	49,091	774
	Euro	Sell	6/19/13	11,072,732	11,224,585	151,853
	Israeli Shekel	Buy	4/17/13	2,680,829	2,632,819	48,010
	Norwegian Krone	Buy	6/19/13	883,221	893,080	(9,859)
UBS AG
	Australian Dollar	Buy	4/17/13	5,796,368	5,773,063	23,305
	British Pound	Sell	6/19/13	7,473,464	7,385,985	(87,479)
	Canadian Dollar	Buy	4/17/13	358,297	428,626	(70,329)
	Euro	Buy	6/19/13	18,648,177	18,901,156	(252,979)
	Norwegian Krone	Sell	6/19/13	7,505,386	7,587,756	82,370
	Swedish Krona	Buy	6/19/13	1,830,689	1,845,761	(15,072)
	Swiss Franc	Buy	6/19/13	8,216,166	8,257,210	(41,044)
WestPac Banking Corp.
	Australian Dollar	Buy	4/17/13	9,387,806	9,351,098	36,708
	British Pound	Sell	6/19/13	344,777	329,813	(14,964)
	Canadian Dollar	Sell	4/17/13	1,642,595	1,701,644	59,049
	Euro	Sell	6/19/13	14,960,815	15,173,099	212,284
	Japanese Yen	Sell	5/15/13	7,006,379	7,136,921	130,542

Total						$366,518

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $405,791,452.
(b)	The aggregate identified cost on a tax basis is $360,708,407, resulting in gross unrealized appreciation and depreciation of $57,856,130 and $10,256,629, respectively, or net unrealized depreciation of $47,599,501.
(NON)	Non-income-producing security.
	Affiliated company. Transactions during the period with a company which is under common ownership, or with companies in which the fund owned at least 5% of the voting securities, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$3,401,655	$15,081,541	$18,483,196	$331	$—
	Putnam Short Term Investment Fund *	—	14,833,691	14,833,691	136	—
	Totals	$3,401,655	$29,915,232	$33,316,887	$467	$—
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $3,256,389.
	The fund received cash collateral of $3,410,090, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,949,986 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	18.0%
	Consumer discretionary	16.5
	Information technology	10.0
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $642,985 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $422,640.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$8,501,448	$—
Belgium	3,833,006	—	—
Canada	11,333,479	—	—
China	—	5,070,284	—
Denmark	3,390,889	—	—
France	39,676,888	—	—
Germany	35,403,579	—	—
Hong Kong	—	2,897,598	—
Indonesia	792,385	2,327,125	—
Ireland	4,616,013	—	—
Italy	15,278,389	—	—
Japan	9,662,300	73,899,369	—
Mexico	3,130,273	—	—
Netherlands	11,902,323	—	—
Russia	10,980,580	—	—
Singapore	—	4,591,372	—
South Korea	—	9,236,125	—
Spain	5,745,560	—	—
Switzerland	11,980,313	—	—
Taiwan	—	6,317,698	—
Turkey	2,068,479	—	—
United Kingdom	86,788,474	—	—
United States	31,830,404	—	—
Total common stocks	288,413,334	112,841,019	—
U.S. Treasury Obligations	—	113,201	—
Short-term investments	990,000	5,950,354	—

Totals by level	$289,403,334	$118,904,574	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$366,518	$—

Totals by level	$—	$366,518	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$1,583,653	$1,217,135

Total	$1,583,653	$1,217,135

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)		$291,000,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013